Leases (Tables)	6 Months Ended
Dec. 31, 2022
Leases
Future minimum rental payments
Year ended December 31,	Amount
2023	$341,900
2024	289,700
2025	267,700
2026	266,600
2027	274,500
Thereafter	200,900
Total future minimum payments	$1,641,300
Less: Imputed interest	(208,200)
Total Present Value of Operating Lease Liabilities	$1,433,100